Note 2 - Summary of significant accounting policies: Accounts and notes receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Accounts and Financing Receivable, Allowance for Credit Loss	$ 534,562	$ 472,293	$ 303,311
Provision For Credit Losses Of Accounts And Notes Receivable	$ 77,399	$ 178,118